Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation
Summary of weighted average assumptions for grant date fair value of each option award

	2023	2022
Valuation assumptions:
Exercise price per share	$74.73	$74.73
Expected term (in years)	6.0	6.0
Expected share volatility	39.14%	37.07%
Expected dividend yield	—	—
Risk free rate	4.12%	3.16%

Summary of stock option activity

		Weighted	Weighted	Aggregate
	Number of	average	average	Intrinsic
	shares	exercise price	remaining term	Value
Balance at January 1, 2022	123,804	$67.66	9.3	$—
Granted	30,956	74.56	—	—
Exercised	—	—	—	—
Forfeited	(35,634)	71.87		—
Expired	(10,260)	72.80	—	—
Balance at December 31, 2022	108,866	$67.69	7.2	$—
Exercisable at December 31, 2022	—	—	—	—

		Weighted	Weighted	Aggregate
	Number of	average	average	Intrinsic
	shares	exercise price	remaining term	Value
Balance at January 1, 2023	108,866	$67.69	7.2	$—
Granted	2,050	74.73	—	—
Exercised	(110,916)	74.73	—	—
Forfeited	—	—		—
Expired	—	—	—	—
Balance at December 31, 2023	—	$—	—	$—
Exercisable at December 31, 2023	—	—	—	—

Summary of restricted stock units outstanding

Weighted
	Number	Average Grant
	of shares	Date Fair Value
Non-vested at January 1, 2023	—	$—
Granted	1,886,166	6.82
Exercised	—	—
Forfeited	—	—
Expired	—	—
Nonvested at December 31, 2023	1,886,166	$6.82